Condensed Unconsolidated Holding Companies’ Financial Statements	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Unconsolidated Financial Statements
Condensed Unconsolidated Holding Companies’ Financial Statements
The separate condensed unconsolidated financial statements of each of the Company and its wholly-owned subsidiary Mercantil Florida Bancorp, Inc. have been prepared using the same basis of accounting that the Company used to prepare its consolidated financial statements described in Note 1, except for its investment in subsidiaries which is accounted for using the equity method. Under the equity method, investments in subsidiaries are initially recorded at cost, and they are periodically adjusted due to changes in the interest of the parent company over the net assets of the subsidiaries. The Company records in the results for the period, its participation in the profit or loss of the subsidiaries, and in AOCL its participation in the “Other comprehensive income account” of the subsidiary. In applying the equity method the Company uses the subsidiaries consolidated financial statements at the end of the period prepared under U.S. GAAP.

Condensed financial statements of Mercantil Bank Holding Corporation are presented below:
Condensed Balance Sheets:

	December 31,
(in thousands)	2018	2017
Assets
Cash and due from banks	$1,891	$1,420
Investments in subsidiaries	746,344	752,409
Other assets	1,720	1,798
	$749,955	$755,627
Liabilities and Stockholders' Equity
Other liabilities	$2,537	$2,177
Stockholders' equity	747,418	753,450
	$749,955	$755,627

Condensed Statements of Income:

	Years ended December 31
(in thousands)	2018	2017	2016
Income:
Interest	$9	$3	$2
Equity in earnings of subsidiary	53,939	45,008	23,996
Total income	53,948	45,011	23,998
Expenses:
Employee compensation and benefit	—	350	350
Other expenses	8,018	2,539	250
Total expense	8,018	2,889	600
Net income before income tax benefit	45,930	42,122	23,398
Income tax (expense) benefit	(97)	935	181
Net income	$45,833	$43,057	$23,579

Condensed Statements of Cash Flows:

	Years ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Net income	$45,833	$43,057	$23,579
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries	(53,939)	(45,008)	(23,996)
Net change in other assets and liabilities	438	1,337	(2)
Net cash used in operating activities	(7,668)	(614)	(419)

Cash flows from investing activities
Cash received upon Voting Trust termination	639	—	—
Dividends from subsidiary	47,500	700	400
Net cash provided by investment activities	48,139	700	400

Cash flows from financing activities
Dividends paid	(40,000)	—	—
Common stock issued - Class A	17,908	—	—
Repurchase of common stock - Class B	(17,908)	—	—
Net cash used in financing activities	(40,000)	—	—
Net increase (decrease) in cash and cash equivalents	471	86	(19)

Cash and cash equivalents
Beginning of year	1,420	1,334	1,353
End of year	$1,891	$1,420	$1,334

Investment in subsidiaries corresponds to the Company’s direct investment in Florida Bancorp in 2018 and the Company’s beneficial ownership of the Voting Trust in 2017. The Company had determined that it was the sole beneficial owner of the Voting Trust and consolidated the financial statements of the Voting Trust with its own financial statements for regulatory reporting purposes. In 2017, the Voting Trust wholly-owned Mercantil Florida Bancorp, Inc., which in turn wholly-owned the Bank and its subsidiaries. In 2018, the Voting Trust was terminated and ownership of Florida Bancorp, Inc. was assumed by the Company.

Condensed financial statements of Mercantil Florida Bancorp, Inc are presented below:
Condensed Balance Sheets:

	December 31,
(in thousands)	2018	2017
Assets
Cash and due from banks	$32,922	$39,089
Investments in subsidiaries	822,940	821,982
Other assets	9,640	9,775
	$865,502	$870,846
Liabilities and Stockholder’s Equity
Junior subordinated debentures held by trust subsidiaries	$118,110	$118,110
Other liabilities	1,048	979
Stockholder’s equity	746,344	751,757
	$865,502	$870,846

Condensed Statements of Income:

	Years ended December 31
(in thousands)	2018	2017	2016
Income:
Interest	$182	$85	$33
Equity in earnings of subsidiary	60,609	50,982	31,282
Total income	60,791	51,067	31,315
Expenses:
Interest Expense	8,086	7,456	7,129
Provision for loan losses	—	—	1,838
Other expenses	414	1,310	1,361
Total expense	8,500	8,766	10,328
Net income before income tax benefit	52,291	42,301	20,987
Income tax benefit	1,661	2,726	3,031
Net income	$53,952	$45,027	$24,018

Condensed Statements of Cash Flows:

	Years ended December 31,
(in thousands)	2018	2017	2016
Cash flows from operating activities
Net income	$53,952	$45,027	$24,018
Adjustments to reconcile net income to net cash used in operating activities - Equity in earnings of subsidiaries	(60,609)	(50,982)	(31,282)
Net change in other assets and liabilities	490	(4)	(35)
Net cash used in operating activities	(6,167)	(5,959)	(7,299)

Cash flows from investing activities
Dividends received from subsidiary	47,500	6,000	6,000
Dividends paid	(47,500)	(700)	(400)
Net cash provided by investing activities	—	5,300	5,600
Net decrease in cash and cash equivalents	(6,167)	(659)	(1,699)

Cash and cash equivalents
Beginning of year	39,089	39,748	41,447
End of year	$32,922	$39,089	$39,748